Share Capital - Capital Issued (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital
Share capital	€ (21,777)	€ (1,843)	€ (53,783)	€ (27,045)
Par value per share (in euro per share)	€ 0.03
Share Capital
Disclosure of classes of share capital
Share capital	€ 1,423	€ 1,414	€ 1,057	€ 1,046
Number of shares outstanding (in shares)	47,426,851	47,133,328	35,230,382	34,875,872